Financial Assets and Liabilities - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) investment	Jun. 30, 2021 USD ($) investment	Jun. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)
Disclosure of financial assets [line items]
Period during which cash flow hedges hedge cost of revenues and operating expenses (up to)		24 months
Cash and cash equivalents		$ 1,385,265,000	$ 919,227,000	$ 1,479,969,000		$ 1,268,441,000
Short-term investments		73,294,000	313,001,000
Debt instruments issued								$ 1,000,000,000
Repayment of exchangeable senior notes		(1,548,686,000)	(1,803,244,000)	(2,000)
Proceeds from settlement of capped call transactions		135,497,000	203,093,000	$ 0
Certificates of deposit and time deposits		948,000	4,267,000
Interest rate swaps
Disclosure of financial assets [line items]
Notional amount		650,000,000	650,000,000
Interest rate swaps | Later than one year [member]
Disclosure of financial assets [line items]
Notional amount		$ 650,000,000	650,000,000
Bottom of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy		30 days
Top of range
Disclosure of financial assets [line items]
Period to remit payment according to credit policy		45 days
Exchangeable Notes, net
Disclosure of financial assets [line items]
Debt instruments issued		$ 0	348,799,000
Repayment of exchangeable senior notes		(1,500,000,000)
Proceeds from settlement of capped call transactions		135,500,000
Exchangeable Notes, net | Principal amount
Disclosure of financial assets [line items]
Debt instruments issued		0	352,171,000				$ 1,000,000,000
Credit Facility Due October 2025
Disclosure of financial assets [line items]
Borrowing facilities, maximum borrowing capacity			1,500,000,000
Term Loan Facility Due October 2025
Disclosure of financial assets [line items]
Borrowings		999,419,000			$ 1,000,000,000
Term Loan Facility Due October 2025 | Principal amount
Disclosure of financial assets [line items]
Borrowings		1,000,000,000
Revolving Credit Facility Due October 2025
Disclosure of financial assets [line items]
Borrowing facilities, maximum borrowing capacity		$ 500,000,000			$ 500,000,000
Other non-current assets
Disclosure of financial assets [line items]
Certificates of deposit and time deposits			$ 2,600,000
Privately-Held Technology Companies
Disclosure of financial assets [line items]
Number of equity investments | investment		15	5
Equity investments
Disclosure of financial assets [line items]
Fair Value		$ 159,064,000	$ 122,159,000
Equity investments | Marketable equity securities
Disclosure of financial assets [line items]
Fair Value		30,801,000	110,409,000
Sales of fair value measurement	$ 38,100,000
Recognized in other comprehensive income	$ 28,100,000
Equity investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Fair Value		126,995,000	11,750,000
Equity investments | Privately-Held Technology Companies | Level 3
Disclosure of financial assets [line items]
Purchases		$ 108,300,000	$ 8,200,000